UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: : (877) 876-1121

Date of fiscal year end:     December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Blackstone / GSO Long-Short Credit Income Fund

Portfolio of Investments
September 30, 2016 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.19%
Aerospace and Defense - 2.45%
Camp International Holding Company, Senior Secured First Lien Term Loan, 4.750%, 08/18/2023	$2,244,208	$2,245,891
Camp International Holding Company, Senior Secured Second Lien Term Loan, 8.250%, 08/19/2024	987,409	991,729
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 5.773%, 08/14/2023	577,731	584,231
Jazz Acquisition Inc, Senior Secured Second Lien Term Loan, 7.750%, 06/19/2022	1,732,833	1,455,580
		5,277,431

Automotive - 0.99%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	445,091	440,696
KAR Auction Services Inc, Senior Secured First Lien Tranche B-3 Term Loan, 4.250%, 03/09/2023	412,720	418,783
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.500%, 10/11/2021	1,294,266	1,268,788
		2,128,267

Banking, Finance, Insurance and Real Estate - 9.99%
Acrisure LLC, Senior Secured First Lien Term B Loan, 6.500%, 05/19/2022	1,069,188	1,075,208
Alliant Holdings Intermediate LLC, Senior Secured First Lien 2016 Term Loan, 5.253%, 08/15/2022	1,068,750	1,074,895
AmWins Group LLC, Senior Secured First Lien New Term Loan, 4.750%, 09/06/2019	1,964,639	1,979,373
Arnhold and S Bleichroeder Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.838%, 12/01/2022	1,439,125	1,443,917
AssuredPartners Capital Inc, Senior Secured First Lien Term Loan, 5.750%, 10/24/2022	1,506,851	1,517,678
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	2,050,064	2,044,078
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 7.000%, 11/09/2018	499,120	500,056
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/10/2019	1,767,941	1,496,120
DTZ US Borrower LLC, Senior Secured First Lien 2015-1 Converted Term Loan, 4.250%, 11/04/2021	1,119,332	1,122,131
DTZ US Borrower LLC, Senior Secured Second Lien Initial Term Loan, 9.250%, 11/04/2022	1,956,522	1,972,829
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.250%, 04/05/2021	470,905	460,310
Gold Merger Co Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 07/27/2023	1,710,059	1,726,099
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 5.000%, 06/07/2023	1,784,191	1,809,000
Solera LLC (Solera Finance Inc), Senior Secured First Lien Dollar Term Loan, 5.750%, 03/03/2023	2,191,653	2,217,449
VF Holding Corp, Senior Secured First Lien Initial Term Loan, 4.750%, 06/30/2023	560,748	563,770
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 8.500%, 10/29/2021	511,877	505,159
		21,508,072

Beverage, Food and Tobacco - 2.07%
AdvancePierre Foods Inc, Senior Secured First Lien Effective Date Term Loan, 4.500%, 06/02/2023	892,511	901,102
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 5.750%, 12/01/2022	296,287	299,807
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, L+4.50%, 06/15/2023(b)	792,750	799,520
Chobani LLC, Senior Secured First Lien Term Loan B, L+6.50%, 09/29/2023(b)	1,819,407	1,810,310
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 12/31/2021	693,642	639,884
		4,450,623

	Principal Amount	Value
Capital Equipment - 1.60%
Alfred Fueling Systems Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/21/2021	$924,899	$925,288
Diebold Inc, Senior Secured First Lien Dollar Term B Loan, 5.250%, 11/06/2023	1,000,000	1,012,295
Meter Reading Holding LLC, Senior Secured First Lien Term B Loan, 6.750%, 08/29/2023	1,500,000	1,500,000
		3,437,583

Chemicals, Plastics and Rubber - 3.01%
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	699,504	704,971
Emerald Performance Materials LLC, Senior Secured Second Lien Initial Term Loan, 7.750%, 08/01/2022	1,500,000	1,500,000
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 4.750%, 11/15/2018	2,203,741	2,027,442
PQ Corporation, Senior Secured First Lien Dollar Tranche B-1 Term Loan, 5.750%, 11/04/2022	881,184	889,264
Royal Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/20/2022	210,249	211,957
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 06/01/2023	1,153,846	1,141,823
		6,475,457

Construction and Building - 8.68%
American Bath Group LLC, Senior Secured First Lien Term Loan, L+5.75%, 09/30/2023(b)	1,363,636	1,363,636
American Bath Group LLC, Senior Secured Second Lien term Loan, L+9.75%, 09/30/2024(b)	150,000	144,750
Builders Firstsource Inc, Senior Secured First Lien Tranche B Loan, 4.750%, 07/29/2022	777,328	782,995
C.H.I. Overhead Doors Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 07/28/2023	2,105,263	2,075,000
GYP Holdings III Corp, Senior Secured First Lien Term Loan L+3.50%, 04/01/2021(b)	1,105,263	1,104,915
Henry Company LLC, Senior Secured First Lien Term Loan B, L+4.50%, 09/30/2023(b)	621,762	623,316
Jeld-Wen Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 10/15/2021	1,965,000	1,980,966
Jeld-Wen Inc, Senior Secured First Lien Term B-1 Loan, 4.750%, 07/01/2022	739,655	745,358
SiteOne Landscape Supply LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 04/29/2022	1,046,852	1,057,975
SRS Distribution Inc, Senior Secured First Lien Tranche B-1 Loan, L+4.25%, 08/25/2022(b)	1,275,636	1,289,987
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 9.750%, 02/25/2023	547,945	554,452
Stardust Finance Holdings Inc, Senior Secured First Lien Junior Term Loan, L+9.50%, 03/13/2023(b)	505,740	506,056
Stardust Finance Holdings Inc, Senior Secured First Lien Term Loan, 6.500%, 03/13/2022	3,484,830	3,473,940
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 08/20/2022	2,977,462	2,983,670
		18,687,016

Consumer Goods Durable - 1.41%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	686,443	680,653
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	1,842,188	1,854,088
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.500%, 06/30/2021	497,455	499,632
		3,034,373

Consumer Goods Non Durable - 1.88%
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.000%, 01/27/2022	1,937,500	1,788,952
Revlon Consumer Products Corporation, Senior Secured First Lien New Term Loan, 4.250%, 09/07/2023	1,490,683	1,495,506
SRAM LLC, Senior Secured First Lien Term Loan, 4.011%, 04/10/2020	776,471	757,059
		4,041,517

Containers, Packaging and Glass - 7.04%
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 02/07/2022	2,740,751	2,764,732
Coveris Holdings SA, Senior Secured First Lien USD Term Loan, L+3.50%, 05/08/2019(b)	2,885,391	2,887,656
Hilex Poly Co LLC, Senior Secured First Lien Term Loan, 6.000%, 12/06/2021	2,339,608	2,361,553
IBC Capital Limited, Senior Secured Second Lien Term Loan, 8.000%, 09/09/2022	291,176	265,699
Multi Packaging Solutions Inc, Senior Secured First Lien Initial Dollar Tranche B Term Loan, 4.250%, 09/30/2020	1,086,824	1,086,145
Plaze Inc, Senior Secured First Lien Term Loan, 5.254%, 07/31/2022	379,066	380,014
Printpack Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 07/26/2023	1,046,512	1,051,744

	Principal Amount	Value
Containers, Packaging and Glass (continued)
Prolampac Intermediate Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 08/18/2022	$2,027,708	$2,044,183
Reynolds Group Holdings Inc, Senior Secured First Lien US Term Loan, L+3.25%, 02/06/2023(b)	2,312,328	2,322,803
		15,164,529

Energy, Oil and Gas - 1.51%
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.753%, 05/17/2021	752,941	709,647
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	1,566,167	963,193
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	207,530	127,631
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	126,761	77,958
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 5.000%, 05/24/2021	1,501,838	1,120,746
W3 Co, Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	309,225	242,742
		3,241,917

Environmental Industries - 1.16%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	1,734,545	1,732,377
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 4.500%, 05/27/2022	423,214	424,935
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	329,970	330,382
		2,487,694

Healthcare and Pharmaceuticals - 16.25%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 5.750%, 07/16/2021	820,521	825,649
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	2,068,846	2,075,321
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 4.501%, 11/01/2019	1,484,666	1,490,605
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 07/05/2023	1,278,369	1,284,761
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Initial Term Loan, L+5.00%, 06/17/2022(b)	3,044,990	3,056,408
CHG Healthcare Services Inc, Senior Secured First Lien Term Loan, 4.750%, 06/07/2023	902,836	912,568
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 5.250%, 10/21/2021	1,344,977	1,205,624
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/01/2021	789,848	781,950
Genoa a QoL Healthcare Company LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 04/29/2022	1,243,255	1,246,363
Global Healthcare Exchange LLC, Senior Secured First Lien Initial Term Loan, L+4.25%, 08/15/2022(b)	997,500	1,003,420
Greatbatch Ltd, Senior Secured First Lien Term B Loan, 5.250%, 10/27/2022	386,259	381,995
inVentiv Health Inc, Senior Secured First Lien Term Loan B, L+3.75%, 09/29/2023(b)	1,650,485	1,657,360
Mediware Information Systems Inc, Senior Secured First Lien Tranche B Loan, L+4.75%, 07/28/2023(b)	471,698	475,531
Medpace Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/01/2021	244,008	245,228
Netsmart Technologies Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 04/19/2023	1,986,401	1,998,200
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	362,702	338,026
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.500%, 12/09/2019	2,190,287	1,996,808
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 5.000%, 07/29/2022	2,125,395	2,134,693
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 06/29/2023	2,264,438	2,270,099
Precyse Acquisition Corp, Senior Secured First Lien Initial Term Loan, 6.500%, 10/20/2022	2,236,209	2,255,776
Press Ganey Holdings Inc, Senior Secured First Lien Term Loan, L+3.25%, 09/29/2023(b)	924,092	926,403
Press Ganey Holdings Inc, Senior Secured Second Lien Term Loan, L+0.00%, 09/30/2024(b)	681,818	686,932
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 11/03/2020	1,444,057	1,446,764
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/30/2022	2,541,419	2,446,116
Valeant Pharmaceuticals International, Senior Secured First Lien Series A-3 Tranche A Term Loan, 4.280%, 10/20/2018	851,303	851,835

	Principal Amount	Value
Healthcare and Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Senior Secured First Lien Series D-2 Tranche B Term Loan, 5.000%, 02/13/2019	$986,081	$988,315
		34,982,750

High Tech Industries - 17.94%
Ascend Learning LLC, Senior Secured First Lien Term Loan, 5.500%, 07/31/2019	958,900	963,694
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.500%, 11/30/2020	1,000,000	990,000
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 10.000%, 05/25/2020	4,111,703	4,032,882
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	994,697	961,593
Ciena Corporation, Senior Secured First Lien 2016 Term Loan, 4.250%, 04/26/2021	482,661	485,075
Compuware Corporation, Senior Secured First Lien Tranche B-2 Term Loan, 6.250%, 12/15/2021	2,930,014	2,924,520
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 6.500%, 07/05/2021	1,126,761	1,142,958
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	992,462	980,369
Flexera Software LLC, Senior Secured Second Lien Term Loan, 8.000%, 04/02/2021	200,000	197,250
Hyland Software Inc, Senior Secured Second Lien Term Loan, 8.250%, 07/03/2023	694,250	700,324
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	915,776	893,261
Kronos Incorporated, Senior Secured Second Lien Initial Term Loan, 9.750%, 04/30/2020	3,000,000	3,058,740
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, L+4.75%, 08/29/2022(b)	1,134,826	1,123,477
Landesk Software Inc, Senior Secured First Lien Term Loan, 5.500%, 09/16/2022	1,390,728	1,402,028
Landesk Software Inc, Senior Secured Second Lien Term Loan, L+8.50%, 09/16/2023(b)	987,654	985,185
MA FinanceCo LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.502%, 11/19/2021	2,913,888	2,929,681
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.000%, 06/17/2021	977,500	982,388
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 06/17/2022	1,875,000	1,743,750
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 6.920%, 11/12/2021	1,000,000	978,750
ProQuest LLC, Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2021	1,768,448	1,773,974
SolarWinds Holdings Inc, Senior Secured First Lien 2016 Refinancing Term Loan, 5.500%, 02/03/2023	1,614,510	1,632,270
Sophia LP, Senior Secured First Lien Closing Date Term Loan, 4.750%, 09/30/2022	1,965,897	1,969,584
Sybil Software LLC, Senior Secured First Lien Term B-1 Loan, L+4.00%, 08/03/2022(b)	1,020,408	1,027,745
Tech Finance & Co SCA, Senior Secured First Lien US Term Loan, 5.000%, 07/13/2020	1,845,795	1,853,879
Trader Corporation, Senior Secured First Lien Term Loan, L+4.00%, 08/09/2023(b)	1,013,514	1,020,486
TTM Technologies Inc, Senior Secured First Lien Term B Loan, 6.000%, 05/31/2021	1,646,341	1,658,689
Western Digital Corporation, Senior Secured First Lien US Term B-1 Loan, 4.500%, 05/01/2023	208,964	211,425
		38,623,977

Hotels, Gaming and Leisure - 3.13%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 7.750%, 07/29/2022	2,717,400	2,731,666
Scientific Games International Inc, Senior Secured First Lien B-2 Term Loan, 6.000%, 10/01/2021	818,925	821,541
Travelport Finance (Luxembourg) Sarl, Senior Secured First Lien Term B Loan, 5.000%, 09/02/2021	1,950,118	1,961,088
UFC Holdings LLC, Senior Secured First Lien Term Loan, 5.000%, 08/18/2023	1,202,003	1,214,402
		6,728,697

Media Advertising, Printing and Publishing - 0.33%
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/04/2022	712,500	718,200

Media Broadcasting and Subscription - 2.75%
Numericable US LLC, Senior Secured First Lien USD Term B-6 Loan, 4.752%, 02/10/2023	2,235,000	2,253,852
Numericable-SFR SA, Senior Secured First Lien USD TLB-7 Term Loan, 5.002%, 01/15/2024	942,390	953,698
Sable International Finance Ltd, Senior Secured First Lien Term B-1 Loan, 5.588%, 01/03/2023	1,100,000	1,112,204
Sable International Finance Ltd, Senior Secured First Lien Term B-2 Loan, 5.830%, 01/03/2023	900,000	909,986

	Principal Amount	Value
Media Broadcasting and Subscription (continued)
Telenet Financing USD LLC, Senior Secured First Lien Term AD Loan, 4.360%, 06/28/2024	$675,676	$682,392
		5,912,132

Metals and Mining - 2.17%
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, L+3.50%, 09/05/2019(b)	1,555,387	1,392,461
McJunkin Red Man Corporation, Senior Secured First Lien 2013 Term Loan, 5.000%, 11/08/2019	2,255,443	2,207,514
Murray Energy Corporation, Senior Secured First Lien Term B-1 Loan, 7.750%, 04/17/2017	453,995	439,999
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 8.250%, 04/16/2020	749,390	639,559
		4,679,533

Retail - 5.77%
Albertson's LLC, Senior Secured First Lien 2016-1 Term B-4 Loan, 4.500%, 08/25/2021	1,381,006	1,393,324
Albertson's LLC, Senior Secured First Lien Term B-6 Loan, 4.750%, 06/22/2023	448,841	453,866
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 5.250%, 08/19/2022	1,159,527	1,121,193
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	992,366	981,207
CWGS Group LLC, Senior Secured First Lien Term Loan, L+4.75%, 02/20/2020(b)	1,083,333	1,086,551
Jill Acquisition LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 05/09/2022	707,098	698,259
Men's Wearhouse Inc (The), Senior Secured First Lien Tranche B-1 Term Loan, 5.000%, 06/18/2021	746,199	731,275
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 10/08/2019	782,000	405,076
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	1,243,347	739,791
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 03/11/2022	2,000,000	420,000
Petco Animal Supplies Inc, Senior Secured First Lien Tranche B-2 Term Loan, 5.002%, 01/26/2023	1,933,255	1,956,357
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,036,458	1,858,268
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	2,370,777	580,841
		12,426,008

Services - Business - 11.55%
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 07/25/2022	2,000,000	1,908,130
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	3,309,328	2,178,630
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	1,500,000	678,750
DTI Holdco Inc, Senior Secured First Lien Term Loan, L+5.25%, 09/25/2023(b)	2,756,757	2,737,225
Erie Acquisition Holdings Inc (GCA Services Group Inc), Senior Secured First Lien Term Loan, 5.809%, 03/01/2023	2,515,449	2,538,642
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 7.250%, 06/09/2021	3,184,888	3,121,190
Outerwall Inc, Senior Secured First Lien Term Loan, L+4.25%, 09/26/2023(b)	317,221	319,996
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.750%, 02/28/2022	3,160,377	3,134,699
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	1,548,861	1,554,670
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	722,360	728,233
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	1,823,628	1,809,951
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	3,000,000	2,970,000
USAGM Holdco LLC, Senior Secured First Lien Initial Term Loan, 4.750%, 07/28/2022	1,191,000	1,188,023
		24,868,139

Services - Consumer - 3.29%
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 5.002%, 03/31/2021	1,694,419	1,700,781
Prime Security Services Borrower LLC, Senior Secured First Lien Term B-1 Loan, 4.750%, 05/02/2022	1,728,689	1,747,998
Prime Security Services Borrower LLC, Senior Secured Second Lien Term B Loan, 9.750%, 07/01/2022	259,615	264,971

	Principal Amount	Value
Services - Consumer (continued)
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 07/28/2021	$269,303	$271,240
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	684,211	683,071
Spin Holdco Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 11/14/2019	2,415,999	2,409,053
		7,077,114

Telecommunications - 6.72%
Alorica Inc, Senior Secured First Lien Term B Loan, 5.500%, 06/30/2022	837,063	848,572
Communications Sales & Leasing Inc, Senior Secured Term Loan, 5.000%, 10/24/2022	1,989,924	2,002,859
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.000%, 06/17/2020	1,766,345	1,759,721
Cortes NP Acquisition Corp, Senior Secured Term Loan, L+5.00%, 09/29/2023(b)	2,978,102	2,888,759
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	319,258	320,482
Nextgen Finance LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/31/2021	1,955,000	1,955,000
TierPoint LLC, Senior Secured First Lien Term B-1 Loan, 5.500%, 12/02/2021	2,722,286	2,688,271
Windstream Services LLC, Senior Secured First Lien Term Loan B, L+4.00%, 03/29/2021(b)	1,990,000	1,999,950
		14,463,614

Transportation Cargo - 0.30%
XPO Logistics Inc, Senior Secured First Lien Term B-2 Loan, 4.250%, 11/01/2021	636,702	641,347

Transportation Consumer - 1.62%
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 5.000%, 04/28/2022	482,661	486,281
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	3,038,355	3,007,972
		3,494,253

Utilities Electric - 6.58%
Astoria Energy LLC, Senior Secured First Lien Advance Term B Loan, 5.000%, 12/24/2021	509,367	501,727
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.750%, 09/20/2021	987,402	809,981
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.250%, 12/19/2022	2,691,729	2,552,648
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 6.500%, 11/15/2021	500,000	488,750
Moxie Patriot LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 6.750%, 12/18/2020	726,884	714,163
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.500%, 08/21/2020	1,461,688	1,443,417
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	1,980,013	1,846,362
Pike Corporation, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	911,290	915,564
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.000%, 11/09/2020	2,054,114	1,742,156
Texas Competitive Electric Holdings Company LLC, Senior Secured First Lien DIP Term B Loan, 5.000%, 10/31/2017	1,311,601	1,323,196
Texas Competitive Electric Holdings Company LLC, Senior Secured First Lien DIP Term C Loan, 5.000%, 10/31/2017	299,137	301,781
TPF II Power LLC, Senior Secured First Lien Term Loan, 5.000%, 10/02/2021	1,498,164	1,515,206
		14,154,951

TOTAL FLOATING RATE LOAN INTERESTS (Cost $265,616,782)		258,705,194

	Principal Amount	Value
Utilities Electric (continued)
CONVERTIBLE CORPORATE BONDS(a) - 1.03%
Energy, Oil and Gas - 1.03%
Comstock Resources Inc:
7.750%, 04/01/2019	$1,000,000	$735,000
9.500%, 06/15/2020	2,000,000	1,470,000
		2,205,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,560,221)		2,205,000

CORPORATE BONDS - 27.99%
Automotive - 0.27%
Omega US Sub LLC, Senior Unsecured Bond, 8.750%, 07/15/2023(c)	530,000	579,025

Banking, Finance, Insurance and Real Estate - 3.06%
Fly Leasing Limited, Senior Unsecured Bond, 6.750%, 12/15/2020	500,000	516,875
HUB Holdings LLC, Senior Unsecured Bond, 8.125%, 07/15/2019(c)(d)	2,025,000	1,984,500
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(c)	1,300,000	1,340,462
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(c)	3,500,000	2,738,750
		6,580,587

Beverage, Food and Tobacco - 2.27%
Dole Food Co Inc, Senior Secured Bond, 7.250%, 05/01/2019(c)	1,650,000	1,678,875
P F Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(c)	3,377,000	3,199,707
		4,878,582

Capital Equipment - 0.63%
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(c)	179,000	135,593
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(c)	1,600,000	1,212,000
		1,347,593

Commercial Services - 0.58%
The Hertz Corp, Senior Unsecured Bond, 5.500%, 10/15/2024(c)	1,260,000	1,256,850

Construction and Building - 4.14%
BMC East LLC, Senior Unsecured Bond, 5.500%, 10/01/2024(c)	1,190,000	1,192,975
Builders FirstSource Inc, Senior Unsecured Bond, 10.750%, 08/15/2023(c)	2,150,000	2,477,875
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(c)	580,000	609,000
PriSo Acq Corp / Bldng Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(c)	3,477,000	3,390,075
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(c)	1,250,000	1,250,000
		8,919,925

Consumer Goods Durable - 0.07%
Apex Tool Group LLC, Senior Unsecured Bond, 7.000%, 02/01/2021(c)	150,000	144,187

Containers, Packaging and Glass - 0.41%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(c)	400,000	399,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(c)	331,000	340,102
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(c)	140,000	150,413
		889,515

Energy, Oil and Gas - 1.65%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	1,600,000	1,288,000
Comstock Resources Inc, Senior Unsecured Bond, 10.000%, 03/15/2020	1,250,000	1,162,500
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	500,000	475,000
SandRidge Energy Inc, Senior Secured Bond, 8.750%, 06/01/2020(c)(e)	1,750,000	634,375
		3,559,875

	Principal Amount	Value
Forest Products and Paper - 0.34%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(c)	$955,000	$728,188

Healthcare and Pharmaceuticals - 2.00%
Concordia Healthcare Corp, Senior Unsecured Bond, 7.000%, 04/17/2023(c)	1,500,000	967,500
Double Eagle Acquisition Sub Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(c)	250,000	255,312
Kinetic Concepts / KCI USA Inc, Senior Unsecured Bond, 9.625%, 10/01/2021(c)	1,020,000	1,022,550
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(c)	1,500,000	1,605,000
Valeant Pharmaceuticals, Senior Unsecured Bond:
5.375%, 03/15/2020(c)	350,000	325,500
6.125%, 04/15/2025(c)	150,000	129,563
		4,305,425

High Tech Industries - 2.14%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	670,000	670,000
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(c)	1,500,000	1,196,250
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/16/2022	1,000,000	1,017,500
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(c)	1,604,000	1,722,295
		4,606,045

Hotels, Gaming and Leisure - 2.19%
Scientific Games Corp, Senior Unsecured Bond, 8.125%, 09/15/2018	4,000,000	4,015,000
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(c)	650,000	690,625
		4,705,625

Media - 0.33%
Gray Television Inc, Senior Unsecured Bond, 5.125%, 10/15/2024(c)	720,000	708,300

Media Broadcasting and Subscription - 2.64%
Altice Financing SA, Senior Secured Bond, 7.500%, 05/15/2026(c)	910,000	949,812
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	1,400,000	1,470,000
Cequel Communications Holdings I, Senior Unsecured Bond, 5.125%, 12/15/2021(c)	1,500,000	1,503,765
Numericable-SFR SA, Senior Secured Bond, 7.375%, 05/01/2026(c)	1,720,000	1,760,317
		5,683,894

Media, Advertising, Printing and Publishing - 0.12%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(c)	230,000	249,263

Metal Fabricate/Hardware - 0.21%
Novelis Inc, Senior Unsecured Bond, 5.875%, 09/30/2026(c)	450,000	461,813

Retail - 0.16%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	345,000	345,431

Services - Business - 0.64%
Modular Space Corp, Senior Secured Bond, 10.250%, 01/31/2019(c)	3,250,000	1,381,250

Telecommunications - 2.26%
Communications Sales & Leasing Inc, Senior Secured Bond, 6.000%, 04/15/2023(c)	375,000	390,000
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(c)	2,580,000	2,641,275
Frontier Communications, Senior Unsecured Bond, 10.500%, 09/15/2022	1,250,000	1,329,687
Windstream Corporation Inc, Senior Unsecured Bond, 7.750%, 10/15/2020	500,000	512,500
		4,873,462

Transportation Consumer - 0.76%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(c)	1,500,000	1,627,500

Utilities Electric - 1.12%
GenOn Energy Inc, Senior Secured Bond, 9.875%, 10/15/2020	2,100,000	1,575,000

	Principal Amount	Value
Utilities Electric (continued)
RRI Energy Inc, Senior Unsecured Bond, 7.875%, 06/15/2017	$1,000,000	$832,500
		2,407,500

TOTAL CORPORATE BONDS (Cost $63,383,244)		60,239,835

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc expires 9/6/2018 at $995.12	3,438	26,198

TOTAL WARRANTS (Cost $–)		26,198

Total Investments - 149.22% (Cost $331,560,247)		321,176,227

Assets in Excess of Other Liabilities - 3.35%		7,198,425
Term Preferred Shares - (9.36)%
(plus distributions payable on term preferred shares)		(20,132,367)

Leverage Facility - (43.21)%		(93,000,000)

Net Assets - 100.00%		$215,242,285

Amounts above are shown as a percentage of net assets as of September 30, 2016.

(a)	The interest rate shown represents the rate at period end.
(b)
All or a portion of this position has not settled as of September 30, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $45,029,842, which represents approximately 20.92% of net assets as of September 30, 2016. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(d)	Option to convert to pay-in-kind security.
(e)	Security is currently in default and is therefore non-income producing.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the "Fund" or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

On December 19, 2014 the Board of Trustees approved a change to BGX’s investment guidelines that took effect in January 2015. Under the new investment guidelines, BGX’s long positions, either directly or through the use of derivatives, may total up to 150% of BGX’s net assets. The Fund’s short positions, either directly or through the use of derivatives, may total up to 30% of the Fund’s net assets. Subject to the preceding restrictions, the Fund’s total long and short positions, either directly or through the use of derivatives, may total up to 160% of the Fund’s net assets. Prior to the approval of such change, BGX’s long positions, either directly or through the use of derivatives, may have totaled up to 130% of the Fund's net assets, and its short positions, either directly or through the use of derivatives, may have totaled up to 30% of BGX’s net assets.

BGX was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGX is now classified as a diversified company, which means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGX may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGX is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligations (“CLOs”) are valued at the price provided by a nationally recognized service. The prices provided by the nationally recognized service are typically based on the evaluated mid‐price of each of the CLOs. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGX’s perceived risk of investing in those securities.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of September 30, 2016:

Blackstone / GSO Long-Short Credit Income Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Beverage, Food and Tobacco	$–	$2,000,429	$2,450,194	$4,450,623
Capital Equipment	–	1,937,583	1,500,000	3,437,583
Chemicals, Plastics and Rubber	–	4,448,015	2,027,442	6,475,457
Construction and Building	–	16,555,314	2,131,702	18,687,016
Consumer Goods Non Durable	–	3,284,458	757,059	4,041,517
Containers, Packaging and Glass	–	14,784,515	380,014	15,164,529
Environmental Industries	–	755,317	1,732,377	2,487,694
Healthcare and Pharmaceuticals	–	30,362,760	4,619,990	34,982,750
High Tech Industries	–	35,356,736	3,267,241	38,623,977
Services ‐ Business	–	20,343,469	4,524,670	24,868,139
Telecommunications	–	11,574,855	2,888,759	14,463,614
Transportation Consumer	–	486,281	3,007,972	3,494,253
Other	–	87,528,042	–	87,528,042
Convertible Corporate Bonds	–	2,205,000	–	2,205,000
Corporate Bonds	–	60,239,835	–	60,239,835
Warrants	–	26,198	–	26,198
Total	$–	$291,888,807	$29,287,420	$321,176,227

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation	Total
Balance as of December 31, 2015	$46,007,744	$5,848,889	$51,856,633
Accrued Discount/ Premium	68,941	21,779	90,720
Return of Capital	-	-	-
Realized Gain/(Loss)	(721,570)	(526,895)	(1,248,465)
Change in Unrealized Appreciation/(Depreciation)	2,594,945	670,227	3,265,172
Purchases	14,997,908	-	14,997,908
Sales Proceeds	(18,629,867)	(6,014,000)	(24,643,867)
Transfer into Level 3	3,735,801	-	3,735,801
Transfer out of Level 3	(18,766,482)	-	(18,766,482)
Balance as of September 30, 2016	$29,287,420	$-	$29,287,420
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2016	$794,654	$-	$794,654

Information about Level 3 fair value measurements as of September 30, 2016:

	Fair Value at 9/30/2016	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Floating Rate Loan Interests	$29,287,420	Third-party vendor pricing service	Vendor quotes	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SECURED LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2016, 78.75% of BGX’s Managed Assets were held in Secured Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining loan maturities may be substantially less than their stated maturities. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2016, BGX had invested $46,964,516 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

Loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGX may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation. BGX had no outstanding participations as of September 30, 2016.

NOTE 4. COLLATERALIZED LOAN OBLIGATIONS

BGX has invested in Collateralized Loan Obligations ("CLOs"). A CLO is a financing company (generally called a Special Purpose Vehicle ("SPV")), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are typically Secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in Secured Loans. When investing in CLOs, BGX will not invest in equity tranches, which are the lowest tranche. However, BGX may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or nonpayment of interest than more senior tranches of the CLO. In addition, BGX intends to invest in CLOs consisting primarily of individual Secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying Secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of BGX’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.

NOTE 5. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015 and July 26, 2016, to borrow up to a limit of $112 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.80% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a 0.20% commitment fee on any undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further 364‐day period with the consent of the lending bank. At September 30, 2016, BGX had borrowings outstanding under its Leverage Facility of $93 million, at an interest rate of 1.32%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2016. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the quarter ended September 30, 2016 the average borrowings under BGX's Leverage Facility and the average interest rate were $93,914,234 and 1.21%, respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20 million, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023.  BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of September 30, 2016, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. As of September 30, 2016, BGX's leverage represented 34.43% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 28.33% of Managed Assets and the MRPS representing 6.10% of Managed Assets).

NOTE 6. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2016, based on a cost of $311,568,724 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,575,563 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,968,060, resulting in net unrealized depreciation of $10,392,497.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2016

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2016

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2016